Accumulated Other Comprehensive Income - Changes in AOCI, including Reclassification Adjustments (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Other Comprehensive Income (Loss), Available-for-sale Securities Adjustment, before Tax, [Abstract]
Net unrealized gains/losses on Other	$ 12.8		$ (7.3)		$ 5.6
OTTI	48.0		52.2		165.4
Adjustments for amounts recognized in Net realized capital gains (losses) in the Condensed Consolidated Statements of Operations	(116.8)		(389.8)		(47.8)
DAC/VOBA	1,728.6	[1]	(581.3)	[1]	(951.3)	[1]
Sales inducements	89.3		(67.1)		15.1
Change in unrealized gains/losses on available-for-sale securities	(2,862.2)		1,669.5		1,649.6
Derivatives	(76.9)	[2]	41.8	[2]	171.2	[2]
Adjustments for amounts recognized in Net investment income in the Condensed Consolidated Statements of Operations	(2.7)		0		0
Change in unrealized gains/losses on derivatives	(79.6)		41.8		171.2
Amortization of prior service (credit) cost	(13.8)	[3]	(21.4)	[3]	78.9	[3]
Pension and other post-employment benefit liability	(13.8)		(21.4)		78.9
Other comprehensive income (loss), before tax	(2,955.6)		1,689.9		1,899.7
Other Comprehensive Income (Loss), Available-for-sale Securities, Tax [Abstract]
Net unrealized gains/losses on Other	(4.5)		2.6		(2.1)
OTTI	(16.8)		(18.3)		(57.9)
Adjustments for amounts recognized in Net realized capital gains (losses) in the Condensed Consolidated Statements of Operations	40.9		132.5		16.7
DAC/VOBA	(605.0)		203.5		333.0
Sales inducements	(31.3)		23.5		(5.3)
Change in unrealized gains/losses on available-for-sale securities	1,061.3		(567.1)		(190.5)
Derivatives	27.0		(14.6)		(59.9)
Adjustments for amounts recognized in Net investment income in the Condensed Consolidated Statements of Operations	0.9		0		0
Change in unrealized gains/losses on derivatives	27.9		(14.6)		(59.9)
Amortization of prior service cost recognized in Operating expenses in the Condensed Consolidated Statements of Operations	4.8		7.5		(27.6)
Change in pension and other postretirement benefits liability	4.8		7.5		(27.6)
Change in Other comprehensive income (loss)	1,094.0		(574.2)		(278.0)
Other Comprehensive Income (Loss), Available-for-sale Securities Adjustment, Net of Tax [Abstract]
Net unrealized gains/losses on Other	8.3		(4.7)		3.5
OTTI	31.2		33.9		107.5
Adjustments for amounts recognized in Net realized capital gains (losses) in the Condensed Consolidated Statements of Operations	(75.9)		(257.3)		(31.1)
DAC/VOBA	1,123.6		(377.8)		(618.3)
Sales inducements	58.0		(43.6)		9.8
Change in unrealized gains/losses on available-for-sale securities	(1,800.9)		1,102.4		1,459.1
Derivatives	(49.9)		27.2		111.3
Adjustments for amounts recognized in Net investment income in the Condensed Consolidated Statements of Operations	(1.8)		0		0
Change in unrealized gains/losses on derivatives	(51.7)		27.2		111.3
Amortization of prior service cost recognized in Operating expenses in the Condensed Consolidated Statements of Operations	(9.0)		(13.9)		51.3
Change in pension and other postretirement benefits liability	(9.0)		(13.9)		51.3
Other comprehensive income (loss), after tax	(1,861.6)		1,115.7		1,621.7
Fixed maturities
Other Comprehensive Income (Loss), Available-for-sale Securities Adjustment, before Tax, [Abstract]
Net unrealized gains/losses on available-for-sale securities	(4,628.9)		2,653.8		2,505.0
Other Comprehensive Income (Loss), Available-for-sale Securities, Tax [Abstract]
Net unrealized gains/losses on available-for-sale securities	1,678.3	[4]	(907.7)		(489.7)	[5]
Other Comprehensive Income (Loss), Available-for-sale Securities Adjustment, Net of Tax [Abstract]
Net unrealized gains/losses on available-for-sale securities	(2,950.6)		1,746.1		2,015.3
Equity securities
Other Comprehensive Income (Loss), Available-for-sale Securities Adjustment, before Tax, [Abstract]
Net unrealized gains/losses on available-for-sale securities	4.8		9.0		(42.4)
Other Comprehensive Income (Loss), Available-for-sale Securities, Tax [Abstract]
Net unrealized gains/losses on available-for-sale securities	(0.3)		(3.2)		14.8
Other Comprehensive Income (Loss), Available-for-sale Securities Adjustment, Net of Tax [Abstract]
Net unrealized gains/losses on available-for-sale securities	4.5		5.8		(27.6)
Valuation allowance on deferred tax assets | Fixed maturities
Other Comprehensive Income (Loss), Available-for-sale Securities, Tax [Abstract]
Net unrealized gains/losses on available-for-sale securities	$ 65.6				$ 387.0

[1]	See Note 5. Deferred Policy Acquisition Costs and Value of Business Acquired for additional information
[2]	See Note 3. Derivative Financial Instruments for additional information
[3]	See Note 13. Employee Benefit Arrangements for amounts reported in Net Periodic (Benefit) Costs
[4]	Amount includes $65.6 release of valuation allowance. See Note 15. Income Taxes to these Consolidated Financial Statements for additional information.
[5]	Amount includes $387.0 release of valuation allowance. See Note 15. Income Taxes to these Consolidated Financial Statements for additional information